Risk Management and Report - Schedule of Impaired Portfolio (Details) - CLP ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Schedule of Impaired Portfolio [Line Items]
Loans		$ 37,822,056	$ 37,582,772
Financial Assets Neither Past Due Not Impaired [Member]
Schedule of Impaired Portfolio [Line Items]
Loans		36,628,529	36,465,961
Up to 30 days [Member] | Financial Assets Past Due Not Impaired [Member]
Schedule of Impaired Portfolio [Line Items]
Loans	[1]	875,025	837,539
Over 30 days and up to 60 days [Member] | Financial Assets Past Due Not Impaired [Member]
Schedule of Impaired Portfolio [Line Items]
Loans	[1]	242,698	207,800
Over 60 days and up to 90 days [Member] | Financial Assets Past Due Not Impaired [Member]
Schedule of Impaired Portfolio [Line Items]
Loans	[1]	75,804	70,974
Over 90 days [Member] | Financial Assets Past Due Not Impaired [Member]
Schedule of Impaired Portfolio [Line Items]
Loans	[1]		$ 498

[1]	These amounts include the past due portion and the remaining balance of loans in default.